Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Pension obligation - non-current	$ 23,316	$ 29,599
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	13,552	12,015
Pension obligation - non-current	23,316	29,599
Net liability	$ 36,868	$ 41,614